Employee Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Accrued Annual Payment, Charge On Social	R$ 471,438	R$ 494,706
Labor Liabilities	147,795	123,154
Total labor and social security liabilities	619,233	617,860
Payroll And Social Security Liabilities, Current	536,364	578,345
Payroll And Social Security Liabilities, Non-Current	R$ 82,869	R$ 39,515